Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2023
Registrant Name	dei_EntityRegistrantName	ALLSPRING FUNDS TRUST
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2023
Prospectus Date	rr_ProspectusDate	Oct. 01, 2023
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  31 and 32 of the Prospectus and “Additional Purchase and Redemption Information” on page  84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 49  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s neutral allocation is as follows:
■	65% of the Fund’s assets in equity securities; and
■	35% of the Fund’s assets in fixed income securities.
The Fund is a diversified investment, providing exposure to equity, fixed income and alternative investment strategies.
The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may invest in Allspring Master Portfolios, in other Allspring Funds, or directly in securities.
The Fund may be exposed to any asset class, including, for example, U.S. and foreign equities (including emerging market equities), U.S. and foreign fixed income securities (including emerging markets fixed income securities), and alternative investments. The underlying funds or Portfolios may gain their investment exposures directly or through investment in derivatives.
The Fund will incorporate a Tactical Asset Allocation (TAA) Overlay strategy which invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies. The TAA Overlay strategy seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.
As part of managing the Fund’s level of risk, both in absolute terms and relative to its benchmark, we may make changes to the allocations among investment styles at any time. We may use cash flows or effect transactions to accomplish these changes.
Portfolio Asset Allocation
The following table provides the Fund’s neutral allocation and  target ranges.

Asset Class	Neutral Allocation	Range[1]
Stock Funds	65%	55% to 75%
Bond Funds	35%	25% to 45%
Tactical Asset Allocation Overlay (TAA)	0%	-10.0% to 10.0%
			[2]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +14.53% Lowest Quarter: March 31, 2020 -15.02% Year-to-date total return as of June 30, 2023 is +7.86%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Options Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Swaps Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Asset Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.12%)	[3]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.02%	[3]
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.00%)
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	3.80%
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	925
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,929
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year(returns do not reflect sales charges and would be lower if they did)
Annual Return 2013	rr_AnnualReturn2013	11.34%
Annual Return 2014	rr_AnnualReturn2014	0.39%
Annual Return 2015	rr_AnnualReturn2015	(5.02%)
Annual Return 2016	rr_AnnualReturn2016	4.69%
Annual Return 2017	rr_AnnualReturn2017	14.80%
Annual Return 2018	rr_AnnualReturn2018	(9.58%)
Annual Return 2019	rr_AnnualReturn2019	19.77%
Annual Return 2020	rr_AnnualReturn2020	13.58%
Annual Return 2021	rr_AnnualReturn2021	13.46%
Annual Return 2022	rr_AnnualReturn2022	(15.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2023 is +7.86%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.86%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.02%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(20.80%)
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	3.49%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1996
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(22.33%)
5 Years	rr_AverageAnnualReturnYear05	0.03%
10 Years	rr_AverageAnnualReturnYear10	2.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1996
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.84%)
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1996
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Asset Allocation Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.87%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	602
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,041
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,259
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	602
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,259
1 Year	rr_AverageAnnualReturnYear01	(17.58%)
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2002
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  31 and 32 of the Prospectus and “Additional Purchase and Redemption Information” on page  84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 49  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
We seek to achieve the Fund’s investment objective by allocating up to 75% of its assets to equity securities and up to 45% of its assets to fixed income securities.
The Fund’s “neutral” allocation is as follows:
■	65% of the Fund’s total assets in stock funds; and
■	35% of the Fund’s total assets in bond funds.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (each, an “Underlying Fund”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund’s broad diversification may help to reduce the overall impact of any one asset class underperforming, but may also limit upside potential. The Fund may invest in Allspring  Master Portfolios, in other  Allspring Funds, or directly in securities. We may adjust the Fund’s effective allocation throughout the year.
The equity portion of the Fund blends multiple investment styles in an attempt to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. Equity holdings are diversified across U.S. large company, U.S. small company, international developed and emerging market stocks.
The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. The Fund’s fixed income portion may invest in U.S. investment grade bonds, below investment grade (high yield) bonds, inflation protected bonds, and foreign issues.
In addition, certain of the fixed income and equity master portfolios in which the Fund may invest may employ a variety of derivative instruments such as futures, options and swap agreements. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.
The Fund will incorporate a Tactical Asset Allocation (TAA) Overlay strategy which invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies. The TAA Overlay strategy seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.
As part of managing the Fund’s level of risk, both in absolute terms and relative to its benchmark, we may make changes to the allocations among investment styles at any time. We may use cash flows or effect transactions to accomplish these changes.
Portfolio Asset Allocation
The following table provides the Fund’s neutral allocation and  target ranges.

Asset Class	Neutral Allocation	Range[1]
Stock Funds	65%	55% to 75%
Bond Funds	35%	25% to 45%
Tactical Asset Allocation Overlay (TAA)	0%	-10.0% to 10.0%
			[7]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +14.41% Lowest Quarter: March 31, 2020 -14.98% Year-to-date total return as of June 30, 2023 is +7.86%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Options Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Swaps Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Growth Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.12%)	[8]
5 Years	rr_AverageAnnualReturnYear05	4.46%	[8]
10 Years	rr_AverageAnnualReturnYear10	7.25%	[8]
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.00%)
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	3.80%
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[9]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	941
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,218
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,008
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2013	rr_AnnualReturn2013	24.00%
Annual Return 2014	rr_AnnualReturn2014	7.14%
Annual Return 2015	rr_AnnualReturn2015	0.25%
Annual Return 2016	rr_AnnualReturn2016	5.93%
Annual Return 2017	rr_AnnualReturn2017	15.39%
Annual Return 2018	rr_AnnualReturn2018	(6.71%)
Annual Return 2019	rr_AnnualReturn2019	19.67%
Annual Return 2020	rr_AnnualReturn2020	13.47%
Annual Return 2021	rr_AnnualReturn2021	13.44%
Annual Return 2022	rr_AnnualReturn2022	(15.94%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2023 is +7.86%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.86%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.41%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.98%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(20.78%)
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	6.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 14, 1998
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(21.92%)
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	5.24%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 14, 1998
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.03%)
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	4.85%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 14, 1998
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Growth Balanced Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.87%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	619
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,074
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,336
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	619
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,074
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,336
1 Year	rr_AverageAnnualReturnYear01	(17.57%)
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	6.36%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1998
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  31 and 32 of the Prospectus and “Additional Purchase and Redemption Information” on page  84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 49  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[11]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
We seek to achieve the Fund’s investment objective by  allocating up to 50% of its assets to equity securities and up to 70% of its assets to fixed income securities.
The Fund’s “neutral” allocation is as follows:
■	60% of the Fund’s total assets in bond funds; and
■	40% of the Fund’s total assets in stock funds.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (each, an “Underlying Fund”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns.  The Fund’s broad diversification may help to reduce the overall impact of any one asset class underperforming, but may also limit upside potential. The Fund may invest in  Allspring Master Portfolios, in other  Allspring Funds, or directly in securities. We may adjust the Fund’s effective allocation throughout the year.
The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. The Fund’s fixed income portion may invest in U.S. investment grade bonds, below investment grade (high yield) bonds, inflation protected bonds, and foreign issues.
The equity portion of the Fund blends multiple investment styles in an attempt to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. Equity holdings are diversified across U.S. large company, U.S. small company, international developed and emerging market stocks.
In addition, certain of the fixed income and equity master portfolios in which the Fund invests may employ a variety of derivative instruments such as futures, options  and swap agreements. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.
The Fund will incorporate a Tactical Asset Allocation (TAA) Overlay strategy which invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies. The TAA Overlay strategy seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.
As part of managing the Fund’s level of risk, both in absolute terms and relative to its benchmark, we may make changes to the allocations among investment styles at any time. We may use cash flows or effect transactions to accomplish these changes.
Portfolio Asset Allocation
The following table provides the Fund’s neutral allocation and  target ranges.

Asset Class	Neutral Allocation	Range[1]
Bond Funds	60%	50% to 70%
Stock Funds	40%	30% to 50%
Tactical Asset Allocation Overlay (TAA)	0%	-10.0% to 10.0%
			[12]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +10.54% Lowest Quarter: March 31, 2020 -9.49% Year-to-date total return as of June 30, 2023 is +5.38%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Options Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Swaps Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Moderate Balanced Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.96%)	[13]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[13]
10 Years	rr_AverageAnnualReturnYear10	5.14%	[13]
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Bloomberg U.S. Short Treasury 9-12 Months Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.40%)
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	0.81%
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(29.14%)
5 Years	rr_AverageAnnualReturnYear05	10.96%
10 Years	rr_AverageAnnualReturnYear10	14.10%
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.54%)
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	10.29%
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.45%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	4.67%
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	9.01%
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	953
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,059
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2013	rr_AnnualReturn2013	14.23%
Annual Return 2014	rr_AnnualReturn2014	6.06%
Annual Return 2015	rr_AnnualReturn2015	0.62%
Annual Return 2016	rr_AnnualReturn2016	4.82%
Annual Return 2017	rr_AnnualReturn2017	10.32%
Annual Return 2018	rr_AnnualReturn2018	(3.91%)
Annual Return 2019	rr_AnnualReturn2019	14.78%
Annual Return 2020	rr_AnnualReturn2020	11.46%
Annual Return 2021	rr_AnnualReturn2021	8.39%
Annual Return 2022	rr_AnnualReturn2022	(13.36%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2023 is +5.38%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.49%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(18.34%)
5 Years	rr_AverageAnnualReturnYear05	1.70%
10 Years	rr_AverageAnnualReturnYear10	4.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.20%)
5 Years	rr_AverageAnnualReturnYear05	(0.46%)
10 Years	rr_AverageAnnualReturnYear10	2.63%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(10.55%)
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	3.02%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
(Allspring Multi-Asset Funds - Classes A and C) | (Allspring Moderate Balanced Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.89%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 292
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,097
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,386
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	631
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,097
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,386
1 Year	rr_AverageAnnualReturnYear01	(14.98%)
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	4.36%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[16]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s neutral allocation is as follows:
■	65% of the Fund’s assets in equity securities; and
■	35% of the Fund’s assets in fixed income securities.
The Fund is a diversified investment, providing exposure to equity, fixed income and alternative investment strategies.
The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may invest in Allspring Master Portfolios, in other Allspring Funds, or directly in securities.
The Fund may be exposed to any asset class, including, for example, U.S. and foreign equities (including emerging market equities), U.S. and foreign fixed income securities (including emerging markets fixed income securities), and alternative investments. The underlying funds or Portfolios may gain their investment exposures directly or through investment in derivatives.
The Fund will incorporate a Tactical Asset Allocation (TAA) Overlay strategy which invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies. The TAA Overlay strategy seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.
As part of managing the Fund’s level of risk, both in absolute terms and relative to its benchmark, we may make changes to the allocations among investment styles at any time. We may use cash flows or effect transactions to accomplish these changes.
Portfolio Asset Allocation
The following table provides the Fund’s neutral allocation and  target ranges.

Asset Class	Neutral Allocation	Range[1]
Stock Funds	65%	55% to 75%
Bond Funds	35%	25% to 45%
Tactical Asset Allocation Overlay (TAA)	0%	-10.0% to 10.0%
			[17]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +14.51% Lowest Quarter: March 31, 2020 -14.97% Year-to-date total return as of June 30, 2023 is +7.93%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Options Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Swaps Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Asset Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.12%)	[18]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[18]
10 Years	rr_AverageAnnualReturnYear10	6.02%	[18]
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.00%)
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	3.80%
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Admin
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,348
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2013	rr_AnnualReturn2013	11.57%
Annual Return 2014	rr_AnnualReturn2014	0.56%
Annual Return 2015	rr_AnnualReturn2015	(4.80%)
Annual Return 2016	rr_AnnualReturn2016	4.85%
Annual Return 2017	rr_AnnualReturn2017	14.98%
Annual Return 2018	rr_AnnualReturn2018	(9.46%)
Annual Return 2019	rr_AnnualReturn2019	20.06%
Annual Return 2020	rr_AnnualReturn2020	14.66%
Annual Return 2021	rr_AnnualReturn2021	13.64%
Annual Return 2022	rr_AnnualReturn2022	(14.97%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2023 is +7.93%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.93%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.51%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.97%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(14.97%)
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2002
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Admin | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.67%)
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2002
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Asset Allocation Fund) | Admin | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(8.35%)
5 Years	rr_AverageAnnualReturnYear05	2.53%
10 Years	rr_AverageAnnualReturnYear10	3.27%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2002
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[20]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
We seek to achieve the Fund’s investment objective by allocating up to 75% of its assets to equity securities and up to 45% of its assets to fixed income securities.
The Fund’s “neutral” allocation is as follows:
■	65% of the Fund’s total assets in stock funds; and
■	35% of the Fund’s total assets in bond funds.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (each, an “Underlying Fund”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund’s broad diversification may help to reduce the overall impact of any one asset class underperforming, but may also limit upside potential. The Fund may invest in Allspring  Master Portfolios, in other  Allspring Funds, or directly in securities. We may adjust the Fund’s effective allocation throughout the year.
The equity portion of the Fund blends multiple investment styles in an attempt to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. Equity holdings are diversified across U.S. large company, U.S. small company, international developed and emerging market stocks.
The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. The Fund’s fixed income portion may invest in U.S. investment grade bonds, below investment grade (high yield) bonds, inflation protected bonds, and foreign issues.
In addition, certain of the fixed income and equity master portfolios in which the Fund may invest may employ a variety of derivative instruments such as futures, options and swap agreements. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.
The Fund will incorporate a Tactical Asset Allocation (TAA) Overlay strategy which invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies. The TAA Overlay strategy seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.
As part of managing the Fund’s level of risk, both in absolute terms and relative to its benchmark, we may make changes to the allocations among investment styles at any time. We may use cash flows or effect transactions to accomplish these changes.
Portfolio Asset Allocation
The following table provides the Fund’s neutral allocation and  target ranges.

Asset Class	Neutral Allocation	Range[1]
Stock Funds	65%	55% to 75%
Bond Funds	35%	25% to 45%
Tactical Asset Allocation Overlay (TAA)	0%	-10.0% to 10.0%
			[21]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +14.46% Lowest Quarter: March 31, 2020 -14.94% Year-to-date total return as of June 30, 2023 is +7.96%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Options Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Swaps Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Growth Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.12%)	[22]
5 Years	rr_AverageAnnualReturnYear05	4.46%	[22]
10 Years	rr_AverageAnnualReturnYear10	7.25%	[22]
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.00%)
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	3.80%
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	636
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,432
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2013	rr_AnnualReturn2013	24.31%
Annual Return 2014	rr_AnnualReturn2014	7.41%
Annual Return 2015	rr_AnnualReturn2015	0.50%
Annual Return 2016	rr_AnnualReturn2016	6.19%
Annual Return 2017	rr_AnnualReturn2017	15.68%
Annual Return 2018	rr_AnnualReturn2018	(6.51%)
Annual Return 2019	rr_AnnualReturn2019	19.89%
Annual Return 2020	rr_AnnualReturn2020	13.69%
Annual Return 2021	rr_AnnualReturn2021	13.64%
Annual Return 2022	rr_AnnualReturn2022	(15.78%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2023 is +7.96%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.96%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.94%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(15.78%)
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	7.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.27%)
5 Years	rr_AverageAnnualReturnYear05	1.70%
10 Years	rr_AverageAnnualReturnYear10	5.85%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Growth Balanced Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(8.99%)
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	5.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[24]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
We seek to achieve the Fund’s investment objective by  allocating up to 50% of its assets to equity securities and up to 70% of its assets to fixed income securities.
The Fund’s “neutral” allocation is as follows:
■	60% of the Fund’s total assets in bond funds; and
■	40% of the Fund’s total assets in stock funds.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (each, an “Underlying Fund”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns.  The Fund’s broad diversification may help to reduce the overall impact of any one asset class underperforming, but may also limit upside potential. The Fund may invest in  Allspring Master Portfolios, in other  Allspring Funds, or directly in securities. We may adjust the Fund’s effective allocation throughout the year.
The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. The Fund’s fixed income portion may invest in U.S. investment grade bonds, below investment grade (high yield) bonds, inflation protected bonds, and foreign issues.
The equity portion of the Fund blends multiple investment styles in an attempt to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. Equity holdings are diversified across U.S. large company, U.S. small company, international developed and emerging market stocks.
In addition, certain of the fixed income and equity master portfolios in which the Fund invests may employ a variety of derivative instruments such as futures, options  and swap agreements. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.
The Fund will incorporate a Tactical Asset Allocation (TAA) Overlay strategy which invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies. The TAA Overlay strategy seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.
As part of managing the Fund’s level of risk, both in absolute terms and relative to its benchmark, we may make changes to the allocations among investment styles at any time. We may use cash flows or effect transactions to accomplish these changes.
Portfolio Asset Allocation
The following table provides the Fund’s neutral allocation and  target ranges.

Asset Class	Neutral Allocation	Range[1]
Bond Funds	60%	50% to 70%
Stock Funds	40%	30% to 50%
Tactical Asset Allocation Overlay (TAA)	0%	-10.0% to 10.0%
			[25]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +10.64% Lowest Quarter: March 31, 2020 -9.49% Year-to-date total return as of June 30, 2023 is +5.47%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Options Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Swaps Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Moderate Balanced Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.96%)	[26]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[26]
10 Years	rr_AverageAnnualReturnYear10	5.14%	[26]
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Bloomberg U.S. Short Treasury 9-12 Months Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.40%)
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	0.81%
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(29.14%)
5 Years	rr_AverageAnnualReturnYear05	10.96%
10 Years	rr_AverageAnnualReturnYear10	14.10%
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.54%)
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	10.29%
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.45%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	4.67%
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	9.01%
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	653
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,480
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2013	rr_AnnualReturn2013	14.53%
Annual Return 2014	rr_AnnualReturn2014	6.32%
Annual Return 2015	rr_AnnualReturn2015	0.87%
Annual Return 2016	rr_AnnualReturn2016	5.03%
Annual Return 2017	rr_AnnualReturn2017	10.59%
Annual Return 2018	rr_AnnualReturn2018	(3.61%)
Annual Return 2019	rr_AnnualReturn2019	15.06%
Annual Return 2020	rr_AnnualReturn2020	11.68%
Annual Return 2021	rr_AnnualReturn2021	8.67%
Annual Return 2022	rr_AnnualReturn2022	(13.13%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2023 is +5.47%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.47%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.49%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(13.13%)
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	5.25%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.10%)
5 Years	rr_AverageAnnualReturnYear05	0.92%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Allspring Multi-Asset Funds - Administrator Class) | (Allspring Moderate Balanced Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.44%)
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	3.70%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[28]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s neutral allocation is as follows:
■	65% of the Fund’s assets in equity securities; and
■	35% of the Fund’s assets in fixed income securities.
The Fund is a diversified investment, providing exposure to equity, fixed income and alternative investment strategies.
The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may invest in Allspring Master Portfolios, in other Allspring Funds, or directly in securities.
The Fund may be exposed to any asset class, including, for example, U.S. and foreign equities (including emerging market equities), U.S. and foreign fixed income securities (including emerging markets fixed income securities), and alternative investments. The underlying funds or Portfolios may gain their investment exposures directly or through investment in derivatives.
The Fund will incorporate a Tactical Asset Allocation (TAA) Overlay strategy which invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies. The TAA Overlay strategy seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.
As part of managing the Fund’s level of risk, both in absolute terms and relative to its benchmark, we may make changes to the allocations among investment styles at any time. We may use cash flows or effect transactions to accomplish these changes.
Portfolio Asset Allocation
The following table provides the Fund’s neutral allocation and  target ranges.

Asset Class	Neutral Allocation	Range[1]
Stock Funds	65%	55% to 75%
Bond Funds	35%	25% to 45%
Tactical Asset Allocation Overlay (TAA)	0%	-10.0% to 10.0%
			[29]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +14.59% Lowest Quarter: March 31, 2020 -14.94% Year-to-date total return as of June 30, 2023 is +8.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Options Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Swaps Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Asset Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.12%)	[30]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[30]
10 Years	rr_AverageAnnualReturnYear10	6.02%	[30]
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.00%)
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	3.80%
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Institutional
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	475
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,066
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year
Annual Return 2013	rr_AnnualReturn2013	11.81%
Annual Return 2014	rr_AnnualReturn2014	0.77%
Annual Return 2015	rr_AnnualReturn2015	(4.55%)
Annual Return 2016	rr_AnnualReturn2016	5.08%
Annual Return 2017	rr_AnnualReturn2017	15.22%
Annual Return 2018	rr_AnnualReturn2018	(9.34%)
Annual Return 2019	rr_AnnualReturn2019	20.23%
Annual Return 2020	rr_AnnualReturn2020	13.99%
Annual Return 2021	rr_AnnualReturn2021	13.85%
Annual Return 2022	rr_AnnualReturn2022	(15.69%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2023 is +8.02%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.02%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.94%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(15.69%)
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Institutional | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(17.43%)
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	3.04%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Asset Allocation Fund) | Institutional | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(8.78%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[32]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
We seek to achieve the Fund’s investment objective by  allocating up to 50% of its assets to equity securities and up to 70% of its assets to fixed income securities.
The Fund’s “neutral” allocation is as follows:
■	60% of the Fund’s total assets in bond funds; and
■	40% of the Fund’s total assets in stock funds.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (each, an “Underlying Fund”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns.  The Fund’s broad diversification may help to reduce the overall impact of any one asset class underperforming, but may also limit upside potential. The Fund may invest in  Allspring Master Portfolios, in other  Allspring Funds, or directly in securities. We may adjust the Fund’s effective allocation throughout the year.
The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. The Fund’s fixed income portion may invest in U.S. investment grade bonds, below investment grade (high yield) bonds, inflation protected bonds, and foreign issues.
The equity portion of the Fund blends multiple investment styles in an attempt to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. Equity holdings are diversified across U.S. large company, U.S. small company, international developed and emerging market stocks.
In addition, certain of the fixed income and equity master portfolios in which the Fund invests may employ a variety of derivative instruments such as futures, options  and swap agreements. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.
The Fund will incorporate a Tactical Asset Allocation (TAA) Overlay strategy which invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies. The TAA Overlay strategy seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.
As part of managing the Fund’s level of risk, both in absolute terms and relative to its benchmark, we may make changes to the allocations among investment styles at any time. We may use cash flows or effect transactions to accomplish these changes.
Portfolio Asset Allocation
The following table provides the Fund’s neutral allocation and  target ranges.

Asset Class	Neutral Allocation	Range[1]
Bond Funds	60%	50% to 70%
Stock Funds	40%	30% to 50%
Tactical Asset Allocation Overlay (TAA)	0%	-10.0% to 10.0%
			[33]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +10.61% Lowest Quarter: March 31, 2020 -9.43% Year-to-date total return as of June 30, 2023 is +5.52%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/20221	[34]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Underlying Funds Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Options Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Swaps Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Moderate Balanced Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.96%)	[35]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[35]
10 Years	rr_AverageAnnualReturnYear10	5.14%	[35]
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Bloomberg U.S. Short Treasury 9-12 Months Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.40%)
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	0.81%
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(29.14%)
5 Years	rr_AverageAnnualReturnYear05	10.96%
10 Years	rr_AverageAnnualReturnYear10	14.10%
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.54%)
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	10.29%
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.45%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	4.67%
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	9.01%
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[36]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,206
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year1
Annual Return 2013	rr_AnnualReturn2013	14.53%
Annual Return 2014	rr_AnnualReturn2014	6.32%
Annual Return 2015	rr_AnnualReturn2015	0.87%
Annual Return 2016	rr_AnnualReturn2016	5.03%
Annual Return 2017	rr_AnnualReturn2017	10.59%
Annual Return 2018	rr_AnnualReturn2018	(3.60%)
Annual Return 2019	rr_AnnualReturn2019	15.20%
Annual Return 2020	rr_AnnualReturn2020	11.80%
Annual Return 2021	rr_AnnualReturn2021	8.79%
Annual Return 2022	rr_AnnualReturn2022	(13.03%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2023 is +5.52%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.52%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.43%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(13.03%)
5 Years	rr_AverageAnnualReturnYear05	3.27%
10 Years	rr_AverageAnnualReturnYear10	5.30%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2018
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.05%)
5 Years	rr_AverageAnnualReturnYear05	0.99%
10 Years	rr_AverageAnnualReturnYear10	3.47%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2018
(Allspring Multi-Asset Funds - Institutional Class) | (Allspring Moderate Balanced Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.38%)
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2018

[1]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[2]
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

[3]
1.	Source: Allspring Funds Management, LLC. The Asset Allocation Blended Index is composed of 45% of the Russell 3000® Index, 35% of the Bloomberg U.S. Aggregate Bond Index and 20% of the MSCI ACWI ex USA Index (Net). Prior to June 16, 2018, it was comprised of 65% of the MSCI ACWI Index (Net) and 35% of the Bloomberg U.S. Aggregate Bond Index. You cannot invest directly in an index.

[4]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[5]
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.12% for A and 1.87% for C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[6]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[7]
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

[8]
1.	Source: Allspring Funds Management, LLC. The Growth Balanced Blended Index is composed 45% of the Russell 3000® Index, 35% of the Bloomberg U.S. Aggregate Bond Index, and 20% of the MSCI ACWI ex USA Index (Net). Prior to November 30, 2017, the Growth Balanced Blended Index was composed 35% of the Bloomberg U.S. Aggregate Bond Index, 16.25% of the Russell 1000® Growth Index, 16.25% of the Russell 1000® Value Index, 16.25% of the S&P 500 Index, 9.75% of the MSCI EAFE Index (Net), and 6.50% of the Russell 2000® Index. You cannot invest directly in an index.

[9]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[10]
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.12% for Class A and 1.87% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[11]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[12]
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

[13]
1.	Source: Allspring Funds Management, LLC. The Moderate Balanced Blended Index is composed 45% of the Bloomberg U.S. Aggregate Bond Index, 15% of the Bloomberg U.S. Short Treasury 9-12 Months Index, 10% of the Russell 1000® Growth Index, 10% of the Russell 1000® Value Index, 10% of the S&P 500 Index, 6% of the MSCI EAFE Index (Net), and 4% of the Russell 2000® Index. You cannot invest directly in an index.

[14]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[15]
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.14% for Class A and 1.89% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[16]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[17]
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

[18]
1.	Source: Allspring Funds Management, LLC. The Asset Allocation Blended Index is composed of 45% of the Russell 3000® Index, 35% of the Bloomberg U.S. Aggregate Bond Index and 20% of the MSCI ACWI ex USA Index (Net). Prior to June 16, 2018, it was comprised of 65% of the MSCI ACWI Index (Net) and 35% of the Bloomberg U.S. Aggregate Bond Index. You cannot invest directly in an index.

[19]
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.95% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[20]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[21]
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

[22]
1.	Source: Allspring Funds Management, LLC. The Growth Balanced Blended Index is composed 45% of the Russell 3000® Index, 35% of the Bloomberg U.S. Aggregate Bond Index, and 20% of the MSCI ACWI ex USA Index (Net). Prior to November 30, 2017, the Growth Balanced Blended Index was composed 35% of the Bloomberg U.S. Aggregate Bond Index, 16.25% of the Russell 1000® Growth Index, 16.25% of the Russell 1000® Value Index, 16.25% of the S&P 500 Index, 9.75% of the MSCI EAFE Index (Net), and 6.50% of the Russell 2000® Index. You cannot invest directly in an index.

[23]
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.95% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[24]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[25]
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

[26]
1.	Source: Allspring Funds Management, LLC. The Moderate Balanced Blended Index is composed 45% of the Bloomberg U.S. Aggregate Bond Index, 15% of the Bloomberg U.S. Short Treasury 9-12 Months Index, 10% of the Russell 1000® Growth Index, 10% of the Russell 1000® Value Index, 10% of the S&P 500 Index, 6% of the MSCI EAFE Index (Net), and 4% of the Russell 2000® Index. You cannot invest directly in an index.

[27]
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.90% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[28]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[29]
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

[30]
1.	Source: Allspring Funds Management, LLC. The Asset Allocation Blended Index is composed of 45% of the Russell 3000® Index, 35% of the Bloomberg U.S. Aggregate Bond Index and 20% of the MSCI ACWI ex USA Index (Net). Prior to June 16, 2018, it was comprised of 65% of the MSCI ACWI Index (Net) and 35% of the Bloomberg U.S. Aggregate Bond Index. You cannot invest directly in an index.

[31]
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.80% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[32]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[33]
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.

[34]
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[35]
2.	Source: Allspring Funds Management, LLC. The Moderate Balanced Blended Index is composed 45% of the Bloomberg U.S. Aggregate Bond Index, 15% of the Bloomberg U.S. Short Treasury 9-12 Months Index, 10% of the Russell 1000® Growth Index, 10% of the Russell 1000® Value Index, 10% of the S&P 500 Index, 6% of the MSCI EAFE Index (Net), and 4% of the Russell 2000® Index. You cannot invest directly in an index.

[36]
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.80% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.